ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2024 and 2023 consisted of the following:

(In Thousands of US Dollars)
Description	2024	2023
Accounts payable	$4,115	$3,023
Accrued liabilities:
Payroll related liabilities	23	22
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$4,143	$3,050